Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings, Income	$ 99,317	$ 77,227	$ 89,304
Diluted earnings, Income	$ 99,317	$ 77,227	$ 89,304
Earnings per Share	$ 5.79	$ 4.24	$ 4.72
Earnings per Share, Diluted	$ 5.57	$ 4.16	$ 4.62
Net Income, Earnings, Shares	17,165	18,199	18,924
Dilutive stock options, Shares	412	278	316
Nonvested stock awards, Shares	149	108	99
Conversion of Notes and impact of warrants outstanding, Shares	114
Net Income, Diluted Earnings, Shares	17,840	18,585	19,339